UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):     [ ] is a restatement.

                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier              New York, New York          February 12, 2010
------------------------    ------------------------     ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                    ------------------

Form 13F Information Table Entry Total:                             21
                                                    ------------------

Form 13F Information Table Value Total:                        $72,841
                                                    ------------------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ------            ----------------------             -----------

         None.

                                                       Para Advisors, LLC.
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2009

                                                                               Investment Discretion            Voting Authority
                                                                               ---------------------            ----------------
                                       Fair Market
                 Class                     Value     Shares or
                 of          Cusip        (in        Principal  SH/  Put/          Shared     Shared  Other
     Issuer      Title       Number     thousands)    Amount    PRN  Call   Sole   Defined    Other   Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP        COM         885535104  $6,750         900,000  SH          Sole                               900,000
------------------------------------------------------------------------------------------------------------------------------------
BPW ACQUISITION
CORP             COM         055637102  $4,212         400,000  SH          Sole                               400,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION      COM         060505104  $2,259         150,000  SH          Sole                               150,000
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER
CORP             COM         091797100  $6,807         105,000  SH          Sole                               105,000
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LTD        COM         G16962105  $1,596          25,000  SH          Sole                                25,000
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON
NORTHERN
SANTE FE         COM         12189T104  $7,397          75,000  SH          Sole                                75,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS
HLDGS INC        COM         125269100  $2,270          25,000  SH          Sole                                25,000
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC   COM         23331A109  $2,174         200,000  SH          Sole                               200,000
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC DEL   CL A        26817G102  $1,358         750,000  SH          Sole                               750,000
------------------------------------------------------------------------------------------------------------------------------------
EATON CORP       COM         278058102  $3,181          50,000  SH          Sole                                50,000
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP       COM NEW     302491303  $2,788          50,000  SH          Sole                                50,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS
GROUP INC        COM         38141G104  $4,221          25,000  SH          Sole                                25,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN         W EXP
CHASE & CO       10/28/2018  46634E114  $1,333         100,000  SH          Sole                               100,000
------------------------------------------------------------------------------------------------------------------------------------
KIRBY CORP       COM         497266106  $3,483         100,000  SH          Sole                               100,000
------------------------------------------------------------------------------------------------------------------------------------
NABI             COM         629519109  $1,470         300,000  SH          Sole                               300,000
BIOPHARMACEUTICALS
------------------------------------------------------------------------------------------------------------------------------------
SBA
COMMUNICATIONS
CORP             COM         78388J106  $1,708          50,000  SH          Sole                                50,000
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO
INTERACTIVE
SOFTWARE         COM         874054109  $1,005         100,000  SH          Sole                               100,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO &
CO NEW           COM         949746101  $3,374         125,000  SH          Sole                               125,000
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO  COM         962166104  $2,157          50,000  SH          Sole                                50,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC   COM         98385X106  $9,306         200,000  SH          Sole                               200,000
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO CAP  PFD TR
TR II            CV6.5%      345395206  $3,992         100,000  SH          Sole                               100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                $72,841
(in thousands)